Note 37 - Interest Income and Expense - Interest Income Break Down By Origin (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Interest Income And Expense
Available-for-sale financial assets(Interest Income)		€ 1,189,000,000	€ 2,037,000,000		€ 2,055,000,000
Financial Assets At Fair Value Through Profit And Loss		8,000,000	5,000,000		4,000,000
Interest Income Financial Assets At Fair Value Through Other Comprehensive Income		1,392,000,000	1,629,000,000		1,620,000,000
Financial Assets at Amortized Cost		18,357,000,000	22,741,000,000		22,029,000,000
Insurance activity Interest Income (Interest Income)		1,021,000,000	1,079,000,000		1,141,000,000
Adjustments of income as a result of hedging transactions (Interest Income)		(112,000,000)	(72,000,000)		(162,000,000)
Other Income Interest Income (Interest Income)	[1]	534,000,000	343,000,000		268,000,000
Total Interest Income (Income Statement)		€ 22,389,000,000	€ 27,762,000,000	[2]	€ 26,954,000,000	[2]

[1]	(*) Includes accrued interest following TLTRO III transactions in 2020 and 2019 (see Note 22).
[2]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).